DISTRIBUTIONS - Narrative (Details) - Quarterly Dividends Recognized As Distributions To Owners, Rate Reset - $ / shares	Dec. 04, 2023	Mar. 02, 2023
Series 11 Preferred Units
Disclosure of classes of share capital [line items]
Quarterly dividend recognised as distributions to owners, term	5 years
Quarterly distribution rate (as a percent)	6.446%
Quarterly distribution (Canadian dollar per share)	$ 0.402875
Series 9 Preferred Units
Disclosure of classes of share capital [line items]
Quarterly dividend recognised as distributions to owners, term		5 years
Quarterly distribution rate (as a percent)		6.642%
Quarterly distribution (Canadian dollar per share)		$ 0.415125